Financial Risks	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial Risks

25.	Financial Risks

The Company is exposed to various risks as it relates to financial instruments. Management, in conjunction with the Board, mitigates these risks by assessing, monitoring and approving the Company’s risk management process. There have not been any changes in the nature of these risks or the process of managing these risks from the previous reporting periods.

Credit risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. The Company’s credit risk is primarily attributable to cash and short-term receivables. Cash is held with reputable chartered bank in Canada, which is closely monitored by management. Management believes that the credit risk concentration with respect to financial instruments included in cash and short-term receivables is minimal.

Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital market is hindered, whether as a result of a downturn in stock market conditions generally or related to matters specific to the Company. The Company generates cash flow primarily from its financing and investing activities.

As at December 31, 2025, the Company had a cash balance of $16,141,406 (June 30, 2025 – $17,829,149) to settle current liabilities of $22,973,079 (June 30, 2025 - $7,002,625).

As at December 31, 2025, the Company had the following undiscounted contractual obligations:

	Less than 1 year	1 to 3 years	3 to 5 years	Total
	$	$	$	$
Accounts payable and accrued liabilities	1,070,155	—	—	1,070,155
Due to related parties	111,230	—	—	111,230
Lease liabilities	267,102	850,328	767,336	1,884,766
Loan payable	4,111,800	6,853,000	—	10,964,800
Deferred liabilities	5,116,125	5,116,125	—	10,232,250
Other liabilities	12,271,871	—	—	12,271,871
Total	22,948,283	12,819,453	767,336	36,535,072

The Company manages liquidity risk by maintaining adequate cash reserves and by continuously monitoring forecasts and actual cash flows for a rolling period of 12 months to identify financial requirements. Where insufficient liquidity may exist, the Company may pursue various debt and equity instruments for short or long-term financing of its operations. Management believes there is sufficient capital to meet short-term business obligations, after taking into account cash flow requirements from operations and the Company’s cash position as at December 31, 2025.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As at December 31, 2025, the Company had no hedging agreements in place with respect to floating interest rates. Management believes that the interest rate risk concentration with respect to financial instruments is minimal.

Foreign exchange risk

Foreign exchange risk is the risk that the Company will be subject to foreign currency fluctuations in satisfying obligations related to its foreign activities. The Company has financial instruments and transactions denominated in foreign currencies, notably in USD. The Company’s primary exposure to foreign exchange risk is that transactions denominated in foreign currency may expose the Company to the risk of exchange rate fluctuations. Based on its current operations, management believes that the foreign exchange risk is not significant; however, the Company monitors its USD-denominated balances and transactions on an ongoing basis.

Fair value

Fair value estimates of financial instruments are made at a specific point in time based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

As at December 31, 2025, the Company’s financial instruments consisted of cash, short-term and long-term loans receivable, short-term and long-term investments, accounts payable, due to related parties, lease liabilities, loan payable, derivative liabilities, deferred liabilities, and other liabilities.

The fair value of accounts payable, loan payable, short-term and long-term loans receivable, deferred liabilities and due to related parties are approximately equal to their carrying value due to their short-term nature. The fair values of the lease liabilities approximate their carrying amounts as they were measured taking into consideration comparable instruments with similar risks in determining the rates at which to discount their amount in applying their respective measurement models.

The Company classifies fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

●	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

●	Level 3 – Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

December 31, 2025	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	16,141,406	—	—	16,141,406
Short-term loan receivable	—	29,395,726	—	29,395,726
Short-term investments	3,402,202	—	—	3,402,202
Long-term investment	10,775,746	—	—	10,775,746
Accounts payable and accrued liabilities	(1,070,155)	—	—	(1,070,155)
Due to related party	(111,230)	—	—	(111,230)
Lease liabilities	—	(1,226,882)	—	(1,226,882)
Loan payable	—	(9,721,868)	—	(9,721,868)
Deferred liabilities	—	(10,232,250)	—	(10,232,250)
Derivative liabilities	—	(24,796)	—	(24,796)
Other liabilities	—	(12,271,871)	—	(12,271,871)
Total	29,137,969	(4,081,941)	—	25,056,028

June 30, 2025	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	17,829,149	—	—	17,829,149
Short-term loan receivable	—	2,046,450	—	2,046,450
Short-term investments	1,660,738	—	—	1,660,738
Long-term loan receivable	—	1,128,932	—	1,128,932
Long-term investment	5,203,071	—	—	5,203,071
Accounts payable and accrued liabilities	(1,646,662)	—	—	(1,646,662)
Due to related party	(127,925)	—	—	(127,925)
Deferred liabilities	—	(10,232,250)	—	(10,232,250)
Derivative liabilities	—	(111,913)	—	(111,913)
Total	22,918,371	(7,168,781)	—	15,749,590

As at December 31, 2025, the Company’s financial instruments carried at fair value consisted of its cash, short-term and long-term investments, accounts payable and accrued liabilities, and due to related parties which are classified as Level 1, and its short-term and long-term receivables, deferred liabilities, derivative liabilities, and other liabilities, which have been classified as Level 2. There were no transfers between Levels 2 and 3 for recurring fair value measurements during the periods ended December 31, 2025 and June 30, 2025.